Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022
Schedule of Investments [Line Items]
Equity securities		¥ 25,568	¥ 19,353
Equity securities	[1]	577,333	560,643
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		14,714	11,709
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		154,984	185,115
Investment funds that are accounted for under the equity method
Schedule of Investments [Line Items]
Equity securities		¥ 96,836	¥ 90,650

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥185,115 million and ¥154,984 million as of March 31, 2022 and September 30, 2022, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,650 million and ¥96,836 million as of March 31, 2022 and September 30, 2022, respectively. The amount of investment funds elected for the fair value option included in equity securities, and others were ¥11,709 million and ¥14,714 million as of March 31, 2022 and September 30, 2022, respectively.